Credit Facilities - Schedule of Credit Facilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Total long-term debt, carrying value	$ 673,205		$ 679,737
Total long-term debt, fair value	666,475		679,737
Secured Debt
Debt Instrument [Line Items]
Unamortized deferred financing costs	13,644		16,063
Debt
Debt Instrument [Line Items]
Carrying Value (a)	168		637
Fair Value	168		637
National Properties Nov2020 Senior Secured Term Loan Agreement | MSG National Properties LLC
Debt Instrument [Line Items]
Interest Payments	35,283	$ 34,917
Loan Principal Repayments	6,063	$ 4,875
National Properties Nov2020 Senior Secured Term Loan Agreement | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Interest Payments			52,163	$ 22,879	$ 0
Loan Principal Repayments			646,750	3,250	$ 0
National Properties Nov2020 Senior Secured Term Loan Agreement | Debt
Debt Instrument [Line Items]
Carrying Value (a)	673,037		679,100
Fair Value	$ 666,307		679,100
National Properties Nov2020 Senior Secured Term Loan Agreement | Debt | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Carrying Value (a)			679,100	646,750
Fair Value			$ 679,100	$ 669,386